Condensed Consolidated Statements of Operations - USD ($)	1 Months Ended	3 Months Ended				6 Months Ended				7 Months Ended	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2021		Jun. 30, 2020		Jun. 30, 2021		Jun. 30, 2020		Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenue		$ 593,478,000		$ 881,734,000		$ 1,191,331,000		$ 1,938,617,000			$ 3,415,865,000	$ 3,458,592,000	$ 1,821,751,000
Operating expenses
Location operating expenses — cost of revenue		780,489,000		881,468,000		1,598,812,000		1,804,802,000			3,542,918,000	2,758,318,000	1,491,783,000
Pre-opening location expenses		43,435,000		78,184,000		76,839,000		165,919,000			273,049,000	571,968,000	357,831,000
Selling, general and administrative expenses		225,082,000	[1]	392,818,000	[1]	499,502,000	[1]	925,101,000	[1]		1,604,669,000	2,793,663,000	1,349,622,000
Restructuring and other related costs		(27,794,000)		80,529,000		466,045,000		136,216,000			206,703,000	329,221,000
Impairment/(gain on sale) of goodwill, intangibles and other assets		242,104,000		280,476,000		541,585,000		555,959,000			1,355,921,000	335,006,000
Depreciation and amortization		180,157,000		195,797,000		364,341,000		390,156,000			779,368,000	589,914,000	313,514,000
Total expenses		1,443,473,000		1,909,272,000		3,547,124,000		3,978,153,000			7,762,628,000	7,378,090,000	3,512,750,000
Loss from operations		(849,995,000)		(1,027,538,000)		(2,355,793,000)		(2,039,536,000)			(4,346,763,000)	(3,919,498,000)	(1,690,999,000)
Interest and other income (expense), net:
Income (loss) from equity method and other investments		6,068,000		(43,204,000)		(24,510,000)		(47,111,000)			(44,788,000)	(32,206,000)	(12,638,000)
Interest expense		(113,259,000)		(93,249,000)		(217,828,000)		(138,090,000)			(331,217,000)	(99,587,000)	(183,697,000)
Interest income		4,358,000		1,978,000		9,455,000		8,742,000			16,910,000	53,244,000	37,663,000
Foreign currency gain (loss)		33,025,000		54,473,000		(37,925,000)		(149,985,000)			149,196,000	29,652,000	(78,598,000)
(Loss) gain from change in fair value of related party financial instruments		1,309,000		4,197,000		(350,822,000)		792,313,000			819,647,000	239,145,000
Loss on extinguishment of debt								(76,295,000)			(77,336,000)
Total interest and other income (expense), net		(68,499,000)		(75,805,000)		(621,630,000)		389,574,000			532,412,000	190,248,000	(237,270,000)
Pre-tax loss		(918,494,000)		(1,103,343,000)		(2,977,423,000)		(1,649,962,000)			(3,814,351,000)	(3,729,250,000)	(1,928,269,000)
Income tax benefit (provision)		(4,015,000)		(7,095,000)		(7,282,000)		(16,115,000)			(19,506,000)	(45,637,000)	850,000
Net loss		(922,509,000)		(1,110,438,000)		(2,984,705,000)		(1,666,077,000)			(3,833,857,000)	(3,774,887,000)	(1,927,419,000)
Net loss attributable to noncontrolling interests:
Redeemable noncontrolling interests — mezzanine		34,134,000		244,706,000		64,120,000		603,763,000			675,631,000	493,047,000	292,134,000
Noncontrolling interest — equity		(470,000)		1,903,000		(615,000)		14,616,000			28,868,000	17,102,000	24,493,000
Net loss		$ (888,845,000)		$ (863,829,000)		$ (2,921,200,000)		$ (1,047,698,000)			$ (3,129,358,000)	$ (3,264,738,000)	$ (1,610,792,000)
Net loss per share attributable to stockholders:
Basic		$ (5.05)		$ (5.06)		$ (16.81)		$ (6.14)			$ (18.38)	$ (19.38)	$ (9.87)
Diluted		$ (5.05)		$ (5.06)		$ (16.81)		$ (6.14)			$ (18.38)	$ (19.38)	$ (9.87)
Weighted-average shares used to compute net loss per share attributable to stockholders, basic and diluted		175,941,649		170,754,546		173,751,116		170,691,538			170,275,761	168,436,109	163,148,918
BOWX ACQUISITION CORP [Member]
Operating expenses
General and administrative expenses	$ 401	$ 1,818,150				$ 4,090,515				$ 219,771
Franchise tax expense	23,064	49,863				99,178				122,242
Total expenses	(23,465)	(1,868,013)				(4,189,693)				(342,013)
Loss from operations										4,900,000
Interest and other income (expense), net:
Change in fair value of warrant liabilities	0	(9,327,999)				(12,670,532)				(4,664,000)
Offering costs associated with private placement warrants										(9,344)
Net gain from investments held in Trust Account	0	12,297				59,364				227,051
Pre-tax loss										(4,788,306)
Income tax benefit (provision)										22,010
Net loss	(23,465)	(11,183,715)				(16,800,861)				(4,810,316)
Net loss attributable to noncontrolling interests:
Net loss	$ (23,465)	$ (11,183,715)				$ (16,800,861)				(4,810,316)
BOWX ACQUISITION CORP [Member] | Class A Common Stock
Operating expenses
Loss from operations										$ 4,800,000
Net loss per share attributable to stockholders:
Weighted-average shares used to compute net loss per share attributable to stockholders, basic and diluted	0	48,300,000				48,300,000				48,042,857
Basic and diluted net income (loss) per share	$ 0	$ 0				$ 0				$ 0.00
BOWX ACQUISITION CORP [Member] | Class B Common Stock
Operating expenses
Loss from operations										$ 83,000
Net loss per share attributable to stockholders:
Weighted-average shares used to compute net loss per share attributable to stockholders, basic and diluted	10,500,000	12,075,000				12,075,000				11,509,432
Basic and diluted net income (loss) per share	$ 0.00	$ (0.93)				$ (1.39)				$ (0.43)

[1]	Includes cost of revenue in the amount of $20.6 million and $50.1 million for the three months and $32.7 million and $142.5 million for the six months ended June 30, 2021 and 2020, respectively. Excludes depreciation and amortization of none for the three months and none and $0.2 million for the six months ended June 30, 2021 and 2020, respectively shown separately below.